Pensions - Defined Benefit Plan Reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 114.6	$ 114.3
Interest cost	2.7	2.6	$ 2.7
Actuarial loss	(25.8)	7.2
Benefits paid	(2.5)	(2.4)
Foreign exchange rate changes	13.7	(7.1)
Benefit obligation at end of period	102.7	114.6	114.3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	114.6	114.3
Actual return on plan assets	(23.1)	9.8
Foreign exchange rate changes	13.7	(7.1)
Fair value of plan assets at end of period	$ 102.7	$ 114.6	$ 114.3